CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares		Dec. 31, 2019 CNY (¥) ¥ / shares shares
Net revenues (including related party revenues of RMB108,214,768, RMB32,910,229 and RMB29,900,069 for the years ended December 31, 2019, 2020 and 2021, respectively)	¥ 9,165,330,760	$ 1,438,240,398	¥ 9,601,873,937		¥ 7,283,230,253
Cost of revenues	(8,075,420,524)	(1,267,209,698)	(8,041,528,585)		(6,087,073,336)
Gross profit	1,089,910,236	171,030,700	1,560,345,352		1,196,156,917
Operating (expense) income:
Sales and marketing expenses	(952,902,024)	(149,531,121)	(580,373,601)		(598,695,105)
General and administrative expenses	(375,975,505)	(58,998,761)	(375,935,570)		(446,142,859)
Research and development expenses	(490,018,940)	(76,894,665)	(416,272,985)		(383,886,857)
Other operating income, net	80,325,008	12,604,747	74,298,644		100,898,056
Total operating expenses	(1,738,571,461)	(272,819,800)	(1,298,283,512)		(1,327,826,765)
(Loss) income from operations	(648,661,225)	(101,789,100)	262,061,840		(131,669,848)
Other expenses, net	(33,852,394)	(5,312,179)	(27,393,678)		(22,882,425)
Foreign exchange gain (loss), net | ¥					32,045,080
Interest income	77,392,560	12,144,581	145,235,383		159,096,901
Gain on disposal of subsidiary | ¥			23,525,694
Income (loss) before income taxes and share of (loss) income in equity method investments	(605,121,059)	(94,956,698)	403,429,239		36,589,708
Income tax expense | ¥
Share of (loss) income in equity method investments	(15,127,838)	(2,373,888)	1,306,287		(3,241,580)
Net income (loss)	(620,248,897)	(97,330,586)	404,735,526		33,348,128
Net loss attributable to noncontrolling interest	38,365,751	6,020,424	80,763,071		6,405,104
Net income (loss) attributable to ordinary shareholders of the Company	¥ (581,883,146)	$ (91,310,162)	¥ 485,498,597		¥ 39,753,232
Net income (loss) per ordinary share attributable to ordinary shareholders
Basic | (per share)	¥ (17.88)	$ (2.81)	¥ 15.19		¥ 1.32
Diluted | (per share)	¥ (17.88)	$ (2.81)	¥ 14.71		¥ 1.26
Weighted average number of ADS used in calculating net income (loss) per ADS
Basic	32,544,878	32,544,878	31,963,526		19,254,661
Diluted	32,544,878	32,544,878	33,012,682		31,442,931
Net income (loss)	¥ (620,248,897)	$ (97,330,586)	¥ 404,735,526		¥ 33,348,128
Other comprehensive income (loss), net of tax of nil:
Foreign currency translation adjustments	(123,533,529)	(19,385,106)	(425,737,643)		109,461,578
Comprehensive income (loss)	(743,782,426)	(116,715,692)	(21,002,117)		142,809,706
Comprehensive income attributable to noncontrolling interests	38,365,751	6,020,424	82,518,577		6,244,303
Comprehensive income (loss) attributable to the ordinary shareholders	¥ (705,416,675)	$ (110,695,268)	¥ 61,516,460		¥ 149,054,009
ADS [Member]
Net income (loss) per ordinary share attributable to ordinary shareholders
Basic | (per share)	¥ (1.79)	$ (0.28)	¥ 1.52	[1]	¥ 0.13	[1]
Diluted | (per share)	¥ (1.79)	$ (0.28)	¥ 1.47	[1]	¥ 0.13	[1]
Weighted average number of ADS used in calculating net income (loss) per ADS
Basic	325,448,779	325,448,779	319,635,264		192,546,612
Diluted	325,448,779	325,448,779	330,126,823		314,429,306

[1]	Every ten ADSs represent one ordinary share.